U.S. SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   Form 12b-25

                           NOTIFICATION OF LATE FILING
                                  (Check One):

   [X] Form 10KSB [  ] Form 20F [  ] Form 11K [  ]  Form 10QSB [  ] Form N-SAR

For  the  Period  Ended:  September  30,  2003

[   ]    Transition  Report  on  the  Form  10K-SB
[   ]    Transition  Report  on  the  Form  20-F
[   ]    Transition  Report  on  the  Form  11-K
[   ]    Transition  Report  on  the  Form  10-QSB
[   ]    Transition  Report  on  the  Form  N-SAR

For  the  Transition  Period  Ended:

Read  Attached  Instruction  Sheet Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Not  applicable

PART  I  -  REGISTRANT  INFORMATION
-----------------------------------

Full Name of Registrant:                         STARBERRYS CORP.

Formed Name if Applicable:                       CIGAR KING CORPORATION

Address of Principal Executive
Office (Street and Number):                      320 - 1100 Melville Street

City, State and Zip Code:                        Vancouver, B.C. Canada, V6E 4A6

PART  II  -  RULES  12b-25(b)  and  (c)
---------------------------------------

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;


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[ ]  (b)  The subject annual report, semi-annual report, transition report on
          Form 10-KSB, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART  III  -  NARRATIVE
-----------------------

State below in reasonable detail the reasons why the Form 10-KSB, 20-F, 11-K, 10-QSB or N-SAR or the transition report or portion thereof could not be filed within the prescribed period.

Due to a recent change in management, the Company was delayed in filing the necessary financial information for the fiscal year ended September 30, 2003 with its independent accountants in time for the filing. The Company expects to file within the month of January 2004.

PART  IV  -  OTHER  INFORMATION
-------------------------------

(1) Name and telephone number of persons to contact in regard to this notification:
                            Mary  Hethey  (604-688-3931)

(2) Have all other period reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports been filed? If the answer is no, identify report(s).
                                                             [X]  Yes  [   ]  No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                             [   ]  Yes  [X]  No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



                                STARBERRYS CORP.
                                ----------------
                (Name of Registrant as Specified in the Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  December  30,  2003               By     /s/  "Mary  M.  Hethey"
                                         --     -----------------------
                                                      Mary  Hethey
                                 Chief Financial Officer and Secretary Treasurer


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INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

International misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001)


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